Income Tax Expense - Schedule of Income Before Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ (584,097,775)	¥ 48,288,519	¥ 205,634,579
Cayman Islands [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(6,887,634)	(6,407,208)	(9,006,814)
BVI [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(575,764)	10,672,841	4,407,292
Hong Kong [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(592,263)	2,344,219	(1,168,618)
PRC [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ (576,042,114)	¥ 41,678,667	¥ 211,402,719